Shareholder Fees {- Wireless Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-15 | Wireless Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none